Timeshare Financing Receivables - Schedule of Financing Receivables (Detail) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Timeshare financing receivables	$ 1,193	$ 1,145		$ 1,082
Less: allowance for loan loss	(138)	(120)	$ (116)	(106)	$ (96)	$ (92)
Timeshare financing receivables, net	1,055	1,025		976
Securitized and Pledged
Accounts, Notes, Loans and Financing Receivable [Line Items]
Timeshare financing receivables	506	253		367
Less: allowance for loan loss	(29)	(9)	(11)	(17)	(28)	(13)
Timeshare financing receivables, net	477	244		350
Unsecuritized
Accounts, Notes, Loans and Financing Receivable [Line Items]
Timeshare financing receivables	687	892		715
Less: allowance for loan loss	(109)	(111)	$ (105)	(89)	$ (68)	$ (79)
Timeshare financing receivables, net	$ 578	$ 781		$ 626